Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses	$ 2,556,742	$ 878		$ 4,084,445
Loss from operations	(2,556,742)	(878)		(4,084,445)
Formation and operating costs			$ 2,528
Other income (expense):
Interest earned on marketable securities held in Trust Account	3,180	0		8,746
Loss in initial issuance of Private Placement Warrants		0		(1,272,500)
Change in fair value of warrant liabilities	1,027,000	0		1,840,000
Other income, net	1,030,180	0		576,246
Net loss	$ (1,526,562)	$ (878)	$ (2,528)	$ (3,508,199)
Weighted average shares outstanding, basic and diluted			4,500,000
Basic and diluted net loss per common share			$ 0.00
Common Class A [Member]
Other income (expense):
Weighted average shares outstanding, basic and diluted	20,700,000	0		19,335,165
Basic and diluted net loss per common share	$ (0.06)	$ 0		$ (0.14)
Common Class B [Member]
Other income (expense):
Weighted average shares outstanding, basic and diluted	5,175,000	4,500,000		5,130,495
Basic and diluted net loss per common share	$ (0.06)	$ 0.00		$ (0.14)